Income Taxes - Additional Information (Detail)	12 Months Ended	192 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of income taxes [line items]
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	With respect to tax legislation relating to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2026.
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
IMPAC paid in previous years	$ 250,551,000
Tax on assets, recovery period	ten years
Requirements that must be met to obtain a refund, description	the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) it establishes for its recovery an annual limit of up to 10% per year over the IMPAC effectively paid.
Recovery of tax on assets, not recognized		$ 225,209,000
Remaining amount of recoverable tax on assets		16,097,000
Interest for recoverable tax on assets		$ 9,245,000
Susceptible to recoverable on tax assets paid			$ 0
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Unused tax credits [Member]
Disclosure of income taxes [line items]
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	2017
Recoverable income tax from recoverable tax on assets				$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate	20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%